UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2003

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 12, 2003

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 55
Form 13 F Information Table Value Total: 102,643

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco LTD                       CONV             453258ah8       18    18000 PRN      SOLE                    18000
Amgen Inc                      COM              031162100      264     4582 SH       SOLE                     4582
Archstone-Smith Trust          COM              039583109     1438    65500 SH       SOLE                    65500
BP Amoco PLC - Spons ADR       COM              055622104      985    25532 SH       SOLE                    25532
BellSouth Corp                 COM              079860102     2082    96098 SH       SOLE                    96098
Bethlehem Steel Corp           COM              087509105        1    11000 SH       SOLE                    11000
Bristol-Myers Squibb Co        COM              110122108      273    12932 SH       SOLE                    12932
ChevronTexaco Corp             COM              166764100     2935    45400 SH       SOLE                    45400
Cisco Systems Inc              COM              17275R102      177    13615 SH       SOLE                    13615
Comcast Corp-Class A           COM              20030N101     3964   138635 SH       SOLE                   138635
Computer Sciences Corp         COM              205363104     3334   102425 SH       SOLE                   102425
ConocoPhillips                 COM              20825C104     3315    61847 SH       SOLE                    61847
DNP Select Income Fund Inc.    COM              23325P104      542    54575 SH       SOLE                    54575
Duke-Weeks Realty Corp         COM              264411505      553    20500 SH       SOLE                    20500
Emerson Electric Co            COM              291011104     2826    62310 SH       SOLE                    62310
Exxon Mobil Corporation        COM              30231G102      737    21084 SH       SOLE                    21084
Fleet Boston Financial Corp    COM              339030108      681    28510 SH       SOLE                    28510
General Electric Co            COM              369604103     2167    84980 SH       SOLE                    84980
Genuine Parts Co               COM              372460105     4845   158800 SH       SOLE                   158800
Genzyme Corp - Genl Division   COM              372917104      353     9680 SH       SOLE                     9680
HRPT Properties Trust          COM              40426W101     3554   417600 SH       SOLE                   417600
Hewlett Packard Co             COM              428236103     1023    65796 SH       SOLE                    65796
Home Depot, Inc                COM              437076102      251    10317 SH       SOLE                    10317
Hospitality Properties Trust   COM              44106M102      226     7400 SH       SOLE                     7400
Intel Corp                     COM              458140100     1478    90768 SH       SOLE                    90768
International Business Machine COM              459200101      447     5693 SH       SOLE                     5693
Johnson & Johnson              COM              478160104      622    10750 SH       SOLE                    10750
KeySpan Corporation            COM              49337w100     5997   185955 SH       SOLE                   185955
Laboratory Corp of America Hol COM              50540R409      668    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      137    14040 SH       SOLE                    14040
Lincare Holdings               COM              532791100     4582   149300 SH       SOLE                   149300
Merck & Co                     COM              589331107      811    14805 SH       SOLE                    14805
Microsoft Corp                 COM              594918104     1022    42196 SH       SOLE                    42196
NASDAQ-100 Index Tracking Stoc COM              631100104     4483   177550 SH       SOLE                   177550
NSTAR                          COM              67019E107     4992   124741 SH       SOLE                   124741
New Plan Excel Realty Trust    COM              648053106     5184   264606 SH       SOLE                   264606
Northrop Grumman Corp          COM              666807102     4122    48045 SH       SOLE                    48045
PPG Industries Inc             COM              693506107     2757    61150 SH       SOLE                    61150
Petroleum & Resources Corp     COM              716549100      935    48720 SH       SOLE                    48720
Pfizer Inc                     COM              717081103     4016   128868 SH       SOLE                   128868
Proterion Corp                 COM              74370Y102      219   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     6279   171130 SH       SOLE                   171130
SBC Communications Inc         COM              78387G103      249    12407 SH       SOLE                    12407
Schering-Plough                COM              806605101      198    11100 SH       SOLE                    11100
Schwab (Charles) Corp          COM              808513105     2136   295900 SH       SOLE                   295900
Sovereign Bancorp Inc          COM              845905108     6428   464100 SH       SOLE                   464100
Staples Inc                    COM              855030102      183    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      103    31744 SH       SOLE                    31744
Sunoco Inc.                    COM              86764P109      201     5508 SH       SOLE                     5508
Supervalu Inc                  COM              868536103     3127   201750 SH       SOLE                   201750
Techne Corp                    COM              878377100     1281    61732 SH       SOLE                    61732
Verizon Communications         COM              92343V104      675    19094 SH       SOLE                    19094
Weyerhaeuser Co                COM              962166104     1833    38325 SH       SOLE                    38325
Wyeth                          COM              983024100      340     9000 SH       SOLE                     9000
Xcel Energy Inc.               COM              98389B100      594    46377 SH       SOLE 		     46377
